Supplementary Information, Oil Reserve quantities information (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Geographic Area For Oil And Gas Disclosures [Domain]
Reserve Quantities [Line Items]
Revisions of previous estimates	(37,000,000)	(3,000,000)	0
Extensions and discoveries	0	0	0
Improved recovery	0	(28,000,000)	0
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(27,000,000)	(34,000,000)	0
Reserves at December 31	335,000,000	399,000,000	491,000,000	601,000,000
Brazil [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	368,000,000	1,779,000,000	1,193,000,000
Extensions and discoveries	778,000,000	100,000,000	747,000,000
Improved recovery	9,000,000	11,000,000	298,000,000
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(695,000,000)	(687,000,000)	(646,000,000)
Reserves at December 31	103,793,000,000	99,193,000,000	87,163,000,000	91,385,000,000
South America [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	(93,000,000)	(379,000,000)	1,000,000
Extensions and discoveries	269,000,000	48,000,000	15,000,000
Improved recovery	1,000,000	0	0
Sales of reserves	(59,000,000)	(994,000,000)	(107,000,000)
Purchases of reserves	0	994,000,000	123,000,000
Production for the year	(266,000,000)	(312,000,000)	(356,000,000)
Reserves at December 31	2,098,000,000	2,246,000,000	2,889,000,000	3,213,000,000
North America [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	34,000,000	(77,000,000)	(106,000,000)
Extensions and discoveries	0	0	0
Improved recovery	0	0	0
Sales of reserves	1,000,000	0	0
Purchases of reserves	0	0	0
Production for the year	(5,000,000)	(5,000,000)	(6,000,000)
Reserves at December 31	101,000,000	73,000,000	155,000,000	267,000,000
Africa [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	139,000,000	17,000,000	214,000,000
Extensions and discoveries	0	304,000,000	0
Improved recovery	207,000,000	103,000,000	0
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(206,000,000)	(163,000,000)	(29,000,000)
Reserves at December 31	1,249,000,000	1,109,000,000	848,000,000	663,000,000
International [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	8,000,000	(439,000,000)	109,000,000
Extensions and discoveries	269,000,000	352,000,000	15,000,000
Improved recovery	208,000,000	103,000,000	0
Sales of reserves	(6,000,000)	(994,000,000)	(107,000,000)
Purchases of reserves	0	994,000,000	123,000,000
Production for the year	(477,000,000)	(48,000,000)	(391,000,000)
Reserves at December 31	3,448,000,000	3,428,000,000	3,892,000,000	4,143,000,000
Synthetic Oil [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	2,000,000	0	0
Extensions and discoveries	0	8,000,000	0
Improved recovery	0	0	0
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(1,000,000)	(1,000,000)	0
Reserves at December 31	8,000,000	7,000,000	0	0
Total [Member]
Reserve Quantities [Line Items]
Revisions of previous estimates	378,000,000	17,351,000,000	1,302,000,000
Extensions and discoveries	8,049,000,000	1,432,000,000	762,000,000
Improved recovery	298,000,000	213,000,000	298,000,000
Sales of reserves	(6,000,000)	(994,000,000)	(107,000,000)
Purchases of reserves	0	994,000,000	123,000,000
Production for the year	(7,437,000,000)	(736,000,000)	(6,851,000,000)
Reserves at December 31	107,321,000,000	102,691,000,000	91,055,000,000	95,528,000,000